Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes
Schedule of components of the Group's deferred tax assets

	(Unaudited) For
	the six-month	(Audited) For the
	period ended 30	year ended 31
	30 June	31 December
	USD	USD
Deferred tax asset movement

Opening balance	5,288,913	9,468,808
Foreign currency adjustments	124,705	(3,616,186)
Expiration	—	(563,709)
Transfers to assets held for sale	—	—
Income tax benefit	—	—
Closing balance	5,413,618	5,288,913